III. FINANCIAL RISK MANAGEMENT (Details Textual) $ in Thousands		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Debt to equity ratio (as a ratio)		0.03	0.03
Reserve of exchange differences on translation	[1]		$ 878	$ 71,252	[2]
Total borrowings		437,398	583,437	$ 728,762
Loss on interest rate risk if market interest rates were higher		$ 5,500	$ 6,400
Exposure investment-grade rated instruments (as a percent)		91.40%	90.80%
Current trade receivables		$ 1,907,507	$ 2,480,889
Liquid financial assets (as a percent)		20.00%	19.00%
Financial liabilities, fair value as a percentage of carrying value (as a percent)		98.30%	99.80%
Reserve of cash flow hedges, continuing hedges			$ 8,100
Reserve of cash flow hedges		$ (600)
Minimum maturity period of certificates of deposits		3 months
CTA foreign exchange risk currency exposure		$ 1,400	$ 1,100
Information about major customers		0	0	0
Percentage of entity's revenue		10.00%	10.00%	10.00%
Allowance for doubtful accounts - trade receivables [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		$ 48,100	$ 49,000
Petróleos Mexicanos [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Debt issued fee to pay off mexican subsidiaries outstanding debt		16,000
Debt issued fee to pay off mexican subsidiaries outstanding debt		200,000
Past due [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		395,500	679,600
Guarantees under credit insurance [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		208,500	212,700
Letter of credit and other bank guarantees [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		79,800	48,400
Financial guarantee contracts [member] | Past due [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Current trade receivables		33,600	24,400
Fixed interest rate [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Total borrowings	[3]	172,018	$ 294,946
Current borrowings		$ 162,100
Concentration risk (as a percent)	[3]	39.00%	51.00%
Other currencies hedged to U.S. dollar [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Liquid financial assets, percentage denominated by a specific currency (as a percent)		93.00%	94.00%
Level 3 [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Total borrowings
Current trade receivables
One percent change, Argentine Peso / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		400	1,300
One percent change, Euro / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		1,800	2,000
One percent change, Brazilian Real / U.S. dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		$ 400	$ 300
Counterparty risk [member] | Petróleos Mexicanos [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Concentration risk (as a percent)		17.00%	20.00%
Liquidity risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maximum maturity period of cash and cash equivalents		3 months
Commodity price risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Maximum period of fixed price of commodities for short-term nature		1 year
One percent change, All foreign exchange exposure vs USD dollar foreign exchange risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		$ 5,800	$ 6,700
One percent change, All foreign exchange exposure vs USD dollar foreign exchange risk [member] | Foreign exchange derivatives contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Foreign exchange risk, currency exposure		$ 1,500	$ 2,300
Currency risk [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Percentage of variance		1.00%

[1]	During 2022 as a result of NKKTubes’ definitive cease of operations, the currency translation adjustment reserve belonging to the shareholders was reclassified with impact in the income statement.
[2]	Related to NKKTubes’ cease of operations.
[3]	Out of the $172.0 million fixed rate borrowings, $162.1 million are short-term.